Financial assets and liabilities - Schedule of Currency Exposures (Details) - Jun. 30, 2024 ₱ in Millions, $ in Millions, $ in Millions	CAD ($)	USD ($)	PHP (₱)
Currency risk | 2024 | Cash flow | Loans | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 1,174
Currency risk | 2024 | Cash flow | Loans | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 1,607
Currency risk | 2024 | Cash flow | Commercial paper | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		1,180
Currency risk | 2024 | Cash flow | Commercial paper | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	1,601
Currency risk | 2024 | Cash flow | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		359
Currency risk | 2024 | Cash flow | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱			₱ 1,470
Currency risk | 2024 | Cash flow | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	459
Currency risk | 2024 | Cash flow | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	35
Currency risk | 2025 | Cash flow | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		608
Currency risk | 2025 | Cash flow | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱			₱ 3,193
Currency risk | 2025 | Cash flow | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	793
Currency risk | 2025 | Cash flow | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	75
Currency risk | 2026 | Cash flow | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		280
Currency risk | 2026 | Cash flow | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	377
Interest rate risk | 2024 | Economic | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		90
Interest rate risk | 2024 | Economic | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	118
Interest rate risk | 2024 | Call options | Economic | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		124
Interest rate risk | 2024 | Call options | Economic | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	112
Interest rate risk | 2024 | Call options | Economic | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	151
Interest rate risk | 2024 | Call options | Economic | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		78
Interest rate risk | 2024 | Put options | Economic | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		335
Interest rate risk | 2024 | Put options | Economic | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	437
Interest rate risk | 2025 | Economic | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount		120
Interest rate risk | 2025 | Economic | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	137
Interest rate risk | 2025 | Economic | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount	158
Interest rate risk | 2025 | Economic | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		100
Interest rate risk | 2025 | Call options | Economic | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		270
Interest rate risk | 2025 | Call options | Economic | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	345
Interest rate risk | 2025 | Put options | Economic | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		360
Interest rate risk | 2025 | Put options | Economic | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	466
Interest rate risk | 2025 | Options | Economic | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		60
Interest rate risk | 2025 | Options | Economic | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	78
Interest rate risk | 2026 | Economic | Anticipated transactions | Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 100
Interest rate risk | 2026 | Economic | Anticipated transactions | Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 136